Related Party Transactions	6 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related party transactions

11	Related party transactions

During the period from 1 July 2020 to 31 December 2020, the Group paid a total of A$150,000 (excl. GST) in advisory fees to Montoya Pty Ltd, an associated entity of Mr Lawrence Gozlan, a director of the Group.

There were no other related party transactions other than those related to director and key management personnel remuneration and equity and transactions by the Group and its subsidiaries.